Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.01%	1.13%	3.09%
Custom Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.80%	5.21%	4.63%
A
Prospectus [Line Items]
Average Annual Return, Percent		6.83%	6.34%	5.25%
C
Prospectus [Line Items]
Average Annual Return, Percent		11.11%	6.76%	5.08%
Z
Prospectus [Line Items]
Average Annual Return, Percent		13.37%	7.89%	6.19%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.26%	4.78%	4.18%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.64%	4.84%	4.06%
R6
Prospectus [Line Items]
Average Annual Return, Percent		13.57%	8.01%	6.29%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.